Discontinued operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of allowance for loan losses on the Promissory Notes
The activity in the allowance for loan losses on the Promissory Notes during the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in millions):

	June 30, 2021	December 31, 2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

The activity in the allowance for loan losses on the Promissory Notes during the year ended December 31, 2020 was as follows (in millions):

2020
Beginning balance	$127.7
Provision for loan losses	19.4
Reversal of allowance	(117.1)

Net reversal of allowance for loan losses	(97.7)

Ending balance	$30.0

Schedule of constituting pretax loss of discontinued operations
The major items constituting pretax loss of discontinued operations for the years ended December 31, 2019 and 2018 is presented below (in millions):

	2019	2018
Revenues	$43.9	$35.8

Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	18.9	16.8
Selling, general and administrative expenses	68.6	58.5
Depreciation and amortization	17.9	17.2
Loss on impairment of assets	170.0	—

Total operating costs and expenses	275.4	92.5

Loss from operations	(231.5)	(56.7)
Interest expense, net	(2.8)	0.2
Other operating expenses, net	(0.6)	(0.3)

Loss before income taxes	(234.9)	(56.8)
Income tax benefit	15.7	10.4

Loss from discontinued operations, net of tax	$(219.2)	$(46.4)

Schedule of U.S. statutory tax rate and the effective tax rate on discontinued operations
The effective tax rate on discontinued operations for the years ended December 31, 2019 and 2018 was 6.7% and 18.3%, respectively. An income tax reconciliation between the U.S. statutory tax rate of 21% for each of the years ended December 31, 2019 and 2018 and the effective tax rate on discontinued operations is as follows:

	2019	2018
Income tax at U.S. federal statutory income tax rate	$49.3	$11.9
Goodwill impairment	(35.7)	—
State and local taxes, net of federal income tax benefit	4.0	0.4
Valuation allowance	(2.2)	1.4
Equity-based compensation	(1.3)	(1.2)
Earnings of foreign subsidiaries	(0.6)	(0.4)
Tax Act reform	0.7	(0.4)
Withholding taxes	(0.6)	(0.9)
NOL adjustment	—	0.2
Other	2.1	(0.6)

Total income tax benefit on discontinued operations	$15.7	$10.4